Investor P [Member] Shareholder Fees - Investor P - BLACKROCK LIFEPATH INDEX 2030 FUND - Investor P Shares	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]

[1]
A contingent deferred sales charge of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.